UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM 10-D

ASSET-BACKED ISSUER
Distribution Report Pursuant to Section 13 or 15(d) of
the Securities Exchange Act of 1934

For the monthly distribution period from November 16, 2012 to December 31, 2012

Commission File Number of issuing entity: 333-182087-01

DRYROCK ISSUANCE TRUST
(Exact name of issuing entity as specified in its charter)

Commission File Number of depositor: 333-182087-02

DRYROCK FUNDING LLC
(Exact name of depositor as specified in its charter)

Commission File Number of depositor: 333-182087

BARCLAYS BANK DELAWARE
(Exact name of sponsor as specified in its charter)

Delaware
(State or other jurisdiction of incorporation or organization of the issuing entity)

30-6324196
(I.R.S. Employer Identification No.)

c/o Wilmington Trust, National Association Rodney Square North 1100 North Market Street Wilmington, DE (Address of principal executive offices of issuing entity)	19890 (Zip Code)

(302) 651-1000
(Telephone number, including area code)

Not Applicable
(Former name, former address, if changed since last report)

Each class of Notes to which this report on Form 10-D relates is subject to the reporting requirements of Section 15(d) of the Securities Exchange Act of 1934.

Indicate by check mark whether the registrant (1) has filed all reports required to be filed by Section 13 or 15(d) of the Securities Exchange Act of 1934 during the preceding 12 months (or for such shorter period that the registrant was required to file such reports), and (2) has been subject to such filing requirements for the past 90 days. Yes X No ___

PART I – DISTRIBUTION INFORMATION

ITEM 1 – Distribution and Pool Performance Information.

The information required by Items 1121(a) and 1121(b) of Regulations AB is contained in the distribution reports attached hereto as Exhibit 99.

With respect to the information required by Item 1121(c) of Regulation AB, Dryrock Funding LLC (CIK # 0001551964) has no repurchase activity to report for the period from November 16, 2012 to December 31, 2012 for the Dryrock Issuance Trust, as indicated in their most recent FORM ABS-15G filed on January 15, 2013.

PART II – OTHER INFORMATION

ITEM 8 – Other Information.

The information contained in the Issuer Free Writing Prospectus filed November 9, 2012 regarding the compensation payable to the nationally recognized statistical rating organizations hired to rate the Series 2012-2 notes is hereby revised by changing the amount of fees payable to Standard & Poor’s Rating Services to $70,000.

ITEM 9 – Exhibit

Exhibit 99  Monthly Servicers’ Certificate, and Monthly Noteholders’ Statement.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the registrant has duly caused this report to be signed on its behalf by the undersigned thereunto duly authorized.

Dated: January 15, 2013

DRYROCK FUNDING LLC (Depositor) By: /s/ Yasser Rezvi ________________________________________________
Name: Yasser Rezvi Title: President